Investment Strategy	Oct. 23, 2025
Swan Defined Risk Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Using the sub-adviser’s proprietary Defined Risk Strategy (“DRS”) to select the Fund’s investments, the Fund seeks to achieve its investment objective by investing directly, or indirectly ETFs, in:

●	equity securities that are represented in the S&P 500 Index,

●	exchange-traded long-term put options on the S&P 500 Index for hedging purposes, and

●	buying and selling exchange-traded put and call options on various equity indices to generate additional returns.

The DRS seeks to provide risk-managed growth of capital by matching or exceeding the long-term performance of the stock market while seeking to minimize the traditional losses incurred during bear markets. The Fund invests primarily in equity securities of large capitalization (over $10 billion) U.S. companies directly or through ETFs. The sub-adviser executes ETF trades through an exchange rather than trading directly with a fund.

The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction properties. Using DRS, the sub-adviser seeks to “define risk” by seeking to protect against large losses by hedging equity ETFs through investments in protective long-term S&P 500 Index put options. Additionally, the sub-adviser seeks to increase returns by buying and selling call and put options on several indices using hedging strategies. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option.

Defined Risk Strategy

The DRS was created in 1997 by Randy Swan, President of the adviser and sub-adviser. The objective of the DRS is to provide risk-managed growth of capital by offering a strategy that seeks to match or exceed the long-term performance of the stock market without the traditional losses incurred during bear markets. The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult and that asset allocation is limited in its risk reduction properties.

Hedging Process

The sub-adviser applies a put hedging strategy to hedge the Fund’s equity exposure. The Fund invests in long-term put options (referred to as paying a premium) that give the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. The put strategy is executed using exchange-traded S&P 500 Index put options to hedge the portfolio and to reduce volatility. The put strategy seeks to limit downside loss. Generally, S&P 500 Index put options have an inverse relationship to the S&P 500 Index and its sector-specific constituents.

Option Writing

To generate additional returns, the sub-adviser buys and sells short-term (generally 1-3 month) (i) put and call options on equity indices, such as the S&P 500, Sector SDPR and Russell 2000, (ii) ETFs and (iii) futures on a regular basis. Additionally, the sub-adviser regularly engages in various spread option strategies. Spread option strategies involve, for example, selling a 1-month call option while buying a 2-month call option. Each option strategy includes a hedging element so that the Fund is not exposed to significant losses on written options. Long-term protective put options are typically traded annually to protect capital and/or allow for profit potential by re-establishing a current-market strike price which depends on whether or not the market has increased or decreased.

Turnover

The sub-adviser intends on having very little portfolio turnover since most of the ETF portfolio is held indefinitely. Written options are bought back when the sub-adviser believes they present an unfavorable risk and reward profile. Purchased options are sold when the sub-adviser believes they present an unfavorable risk and reward profile or when more attractive investments are available.

Swan Defined Risk Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Using the sub-adviser’s proprietary Defined Risk Strategy (“DRS”) to select the Fund’s investments, the Fund seeks to achieve its investment objective by investing directly, or indirectly in:

●	capitalization-weighted U.S. large capitalization ETFs that invest in equity securities that are represented in the S&P 500 Index,

●	exchange-traded long-term put options on the S&P 500 Index for hedging purposes, and

●	exchange-traded put and call options on various equity indices to generate additional returns.

The DRS seeks to provide risk-managed growth of capital by matching or exceeding the long-term performance of the stock market while seeking to minimize the traditional losses incurred during bear markets. The Fund invests primarily in equity securities of large capitalization (over $10 billion) U.S. companies directly or through ETFs. The sub-adviser executes ETF trades through an exchange rather than trading directly with a fund. The Fund differs from other funds managed by the adviser and sub-adviser by focusing on growth over protection. The Fund purchases slightly “out-of-the-money” put options, i.e., put options where the current price of the underlying stock is above the strike price of the option, thus spending less on hedging. This small difference is spent on additional market exposure to increase growth potential.

The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction properties. Using DRS, the sub-adviser seeks to “define risk” by seeking to protect against large losses by hedging equity ETFs through investments in protective long-term S&P 500 Index put options. Additionally, the sub-adviser seeks to increase returns by buying and selling call and put options on several indices using hedging strategies. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option. The Fund may be invested 75-95% in the iShares Core S&P 500 ETF or SPDR S&P 500 ETF, or a combination of the two.

Defined Risk Strategy

The DRS was created in 1997 by Randy Swan, President of the Adviser and sub-adviser. The objective of the DRS is to provide risk-managed growth of capital by offering a strategy that seeks to match or exceed the long-term performance of the stock market while seeking to minimize the traditional losses incurred during bear markets. The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult and that asset allocation is limited in its risk reduction properties.

Stock Selection

The Fund invests 75-95% of its assets in U.S. large capitalization ETFs. This underlying position is hedged with long-term put options.

Hedging Process

The sub-adviser applies a put hedging strategy to hedge the Fund’s equity exposure. The Fund invests in long-term put options (referred to as paying a premium) that gives the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. The put strategy is executed using exchange-traded S&P 500 Index put options to hedge the portfolio and to reduce volatility. The put strategy seeks to limit downside loss. Generally, S&P 500 Index put options have an inverse relationship to the S&P 500 Index and its sector-specific constituents.